Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiary. All inter-company transactions have been eliminated upon consolidation.

Risks and uncertainties

Risks and uncertainties

Economic and political risks

The Company’s operations are mainly conducted in Hong Kong. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in Hong Kong.

The Company’s operations in Hong Kong are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic, and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Hong Kong, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Liquidity Risk

The Company is also exposed to liquidity risk, which is the risk that we are unable to provide sufficient capital resources and liquidity to meet our commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, we will turn to financial institutions and related parties to obtain short-term funding to meet the liquidity shortage.

Inflation Risk

Management monitors changes in price levels. Historically, inflation has not materially impacted the Company’s audited consolidated financial statements; however, significant increases in the price of raw materials and labor that cannot be passed to the Company’s customers could adversely impact Company’s results of operations.

Use of estimates and assumptions

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with the U.S. GAAP, the management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, allowance of expected credit losses, useful lives of property and equipment, the impairment of long-lived assets, uncertain income tax positions, and implicit interest rate of operating and finance leases. Actual results could differ from those estimates.

Foreign currency translation

Foreign currency translation

The Company uses Hong Kong dollars (“HKD”) as its reporting currency. The functional currency of the Company and its subsidiary which is incorporated in Hong Kong is HKD, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of income (loss) during the year in which they occur.

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheets, consolidated statements of income (loss) and consolidated statements of cash flows from HKD into US$ as of and for the year ended September 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HKD7.7809 as of September 30, 2025, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

As of September 30, 2024 and 2025, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments, respectively.

Cash

Cash

Cash mainly represents cash on hand, cash in the bank and demand deposits placed with financial institutions, which have original maturities of less than three months and are unrestricted as to withdrawal or use. As of September 30, 2024, and 2025, the Company had HKD4,858,613 and HKD17,647,097 (US$2,268,002) in cash, respectively. The Company maintains all its bank accounts in Hong Kong.

Accounts receivable and allowance for expected credit losses

Accounts receivable and allowance for expected credit losses

Accounts receivable are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts overdue by 60 to 180 days.

The Company makes estimates of expected credit and collectability trends for the allowance for credit losses and allowance for unbilled receivables based upon our assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect our ability to collect from customers. The provision is recorded against accounts receivable balances, with a corresponding charge recorded in the consolidated statements of income (loss). Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for expected credit losses after management has determined that the likelihood of collection is not probable.

Allowance for expected credit losses accounts decreased from HKD18,154,619 as of September 30, 2024 to HKD4,386,979 as of September 30, 2025, primarily due to significant collections received from major long outstanding customers  as the Company had subsequently collected 100% and 54% of the outstanding balance for overdue as of September 30, 2024 and 2025, respectively.

Accounts receivable that are factored out to banks with recourse to the Company are not derecognized until the recourse period expires and the risks and rewards of the receivables have been fully transferred. The corresponding cash received from the banks is recorded as a short-term loan. Any fee incurred to effect factoring is net-off against short-term loan and taken to the income statement over the period of factoring using the effective interest method.

The Company from time to time may factor accounts receivable due from certain high credit quality customers to factoring house, on a recourse basis, in exchange for a loan equal to approximately 90% of the face value of the accounts receivable in exchange for immediate cash proceeds for use in operations.

Factoring liability

Factoring liability

On July 14, 2017, the Company entered into a factoring agreement with Standard Chartered Bank to sell the accounts receivable of the Company’s customers with total limits of HKD28,000,000. Under the agreement, when the Company sells accounts receivable to Standard Chartered Bank, the bank prepays approximately 90% of accounts receivable to the Company. The Company is obligated to bear the default risk of the transferred accounts receivable but is liable for the losses incurred in any business dispute.

The factoring is not treated as a sale in accordance with ASC 860 “Transfers and Servicing” but as a secured borrowing. Such borrowings are presented as short-term loans. See Note 14 for disclosure of short-term loan.

The Company reports the cash flows attributable to the sale of receivables to third parties and the cash receipts from collections made on behalf of and paid to third parties, on a gross basis as trade accounts receivable and payment of loans in cash flow from financing activities in the Company’s consolidated statement of cash flows.

As of September 30, 2024 and 2025, the Company had a balance of factoring arrangement against HKD22,675,250 and HKD21,920,779 (US$2,817,255) of accounts receivable, respectively.

As at September 30, 2024
Purchase of Accounts Receivable	Total principal amount outstanding	Accounts receivables transferred	Amount derecognized	Interest rate range
	HKD	HKD	HKD
Standard Chartered	22,675,250	128,813,127	129,035,806	7.3% to 8.0%

As at September 30, 2025
Purchase of Accounts Receivable	Total principal amount outstanding	Accounts receivables transferred	Amount derecognized	Interest rate range
	HKD	HKD	HKD
Standard Chartered	21,920,779	162,137,560	162,979,041	6.7% to 7.3%

Prepayments

Prepayments

Prepayments mainly consist of prepayments to manufacturers. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of September 30, 2024 and 2025, no allowance was deemed necessary.

Deposits

Deposits

Deposits paid by the company represent amounts paid in advance for utility, rental or other contractual obligations. These amounts are refundable and bear no interest. As of September 30, 2024 and 2025, no allowance was deemed necessary.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Useful Life
Office equipment	5 years
Office furniture and fixtures	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease term or expected useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows and the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of September 30, 2024 and 2025, no impairment of long-lived assets was recognized.

Borrowings

Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is taken to the income statement over the period of the borrowings using the effective interest method. Borrowings which are due to be settled within twelve months after the balance sheet date are included in short-term loan in the balance sheet even though the original term was for a period longer than twelve months and an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the balance sheet date and before the financial statements are authorized for issue. Other borrowings due to be settled more than twelve months after the balance sheet date are included in long-term loan in the balance sheet.

Finance leases

Finance leases

Finance lease assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the finance lease assets are amortized over the useful life of the underlying asset. Accordingly, the assets leased under the finance leases are included in property and equipment, and depreciation thereon is recognized in operating expenses in the financial statements. When the Company makes its contractually required payments under finance leases, the Company allocates a portion to reduce the finance lease obligation, and a portion is recognized as interest expenses.

Operating leases

Operating leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current and non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease obligation represents the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to October 1, 2021 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Contract Liabilities

Contract Liabilities

The timing of revenue recognition may differ from the timing of invoicing to customers. For certain products, customers are required to pay before the goods are delivered. The Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the Company’s performance and the customer’s payment.

The Company classifies its right to consideration in exchange for goods transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it delivers the goods in advance of receiving consideration and if it has the unconditional right to receive consideration. The Company did not have any capitalized contract cost as of September 30, 2024 and 2025.

Contract liabilities are recognized if the Company receives consideration in advance of performance, which is mainly in relation to emerging and other goods. The Company expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter. As of September 30, 2024 and 2025, the contract liabilities of the Company amounted to HKD1,226,534 and HKD2,035,781 (US$261,638), respectively.

Revenue Recognition

Revenue Recognition

Revenue from contracts with customers is recognized using the five-step model defined by ASC Topic 606 requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods.

Under ASC 606, revenue is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods. Control is the ability to direct the use of and obtain substantially all of the remaining benefits from the specified goods.

The Company currently generates revenue from the trading of products including sports and outdoors, clothing, shoes and accessories, seasonal décor and party supplies, toys and games, and other products. These products are sold through the Company’s sourcing and trading operations to retailers, distributors, and wholesalers across regions. The Company sells goods under Free On Board (“FOB”) shipping point term, and revenue is recognized when product is loaded on the ships and control is deemed as transferred. Typical payment terms set forth in the invoice are within 60 days and factoring loan of accounts receivable are within 180 days.

The Company is the principal for the majority of its transactions and recognizes revenue on a gross basis. The Company is the principal when it has control of the merchandise before it is transferred to customers, which generally is established when the Company is primarily responsible for merchandising decisions, maintains the relationship with customer, and has pricing discretion.

Merchandise costs

Merchandise costs

Merchandise costs of sports and outdoors, clothing, shoes and accessories, seasonal décor and party supplies, toys and games, and other products, which are directly related to revenue-generating transactions, primarily consist of cost of purchasing of products.

Selling, general and administrative expenses

Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of bad debts, entertainment & commission, and general administrative expenses such as employee costs, rental expenses, management fee, legal and professional fees and other miscellaneous administrative expenses.

Government grants

Government grants

Government grants which are amount granted by local government authorities as an incentive for companies to develop, upgrade and restructure operation, promote domestic sales and enhance competitiveness and facilitate business development. The Company receives government grants related to government sponsored projects and records such government grants as a liability when they are received. The Company records government grants in interest income (expense) and other income (expense). Total government grants amounted to HKD108,800 the year ended September 30, 2023. No government grants for the years ended September 30, 2024 and 2025.

Income taxes

Income taxes

The Company is not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by the Company and the Company’s subsidiary in Hong Kong, JM Manufacturing to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

JM Manufacturing is incorporated in and carry trade and business in Hong Kong and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Company is not currently subject to tax in the British Virgin Islands.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Penalties and interest related to underpayment of income tax are classified as income tax expense in the period incurred. The Company incurred a tax penalty related to the underpayment of income taxes for the prior years 2018, 2019, 2020, 2021, and 2022. A penalty related to income taxes was incurred, amounting to HKD728,000, HKD956,792 and nil for the years ended September 30, 2023, 2024 and 2025, respectively. The penalties related to income taxes were wholly settled on September 29, 2023 and April 22, 2024, respectively.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such a contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended September 30, 2023, 2024 and 2025, there were no dilutive shares.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with financial institutions with high-credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the sales customers. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these sales customers. The Company establishes a provision for doubtful accounts based upon estimates, factors surrounding the credit risk of specific sales customers and other information.

Concentration of customers

As of September 30, 2024, two major customers, one of which is a distributor that represents and sells brands of well-known manufactured products from the US and abroad and the other one of which is a distributor that represents and sells brands of manufactured products from the Hong Kong to abroad, accounted for 50% and 40% of the Company’s total accounts receivable, respectively. As of September 30, 2025, two major customers, one of which is a distributor that represents and sells brands of well-known manufactured products from the US and abroad and the other one of which is a distributor that represents and sells brands of manufactured products from the Hong Kong to abroad, accounted for 30% and 59% of the Company’s total accounts receivable, respectively.

For the year ended September 30, 2023, one major customer, which is a distributor that represents and sells brands of well-known manufactured products from the US and abroad, accounted for 83% of the Company’s total revenues.

For the year ended September 30, 2024, two major customers, one of which is a distributor that represents and sells brands of well-known manufactured products from the US and abroad and the other one of which is a distributor that represents and sells brands of manufactured products from the Hong Kong to abroad, accounted for 69% and 24% of the Company’s total revenues respectively.

For the year ended September 30, 2025, two major customers, one is a distributor represent and sell brands of well-known manufactured goods from the US and abroad, and other one is a distributor represent and sell brands of manufactured goods from Hong Kong to abroad, accounted for 66% and 24% of the Company’s total revenues respectively.

Concentration of manufacturers

As of September 30, 2024, one manufacturer accounted for 16.7% of the total balance of accounts payables. As of September 30, 2025, two manufacturers accounted for 38.8% and 11.9% of the total balance of accounts payables, respectively.

For the year ended September 30, 2023, three manufacturers accounted for 18.2%, 14.2% and 10.4% of our total purchases, respectively.

For the year ended September 30, 2024, three manufacturers accounted for 16.6%, 10.7% and 9.2% of the Company’s total purchases, respectively.

For the year ended September 30, 2025, two manufacturers accounted for 20.8% and 15.1% of the Company’s total purchases, respectively.

Segment reporting

Segment reporting

The Company determined its operating segment on the same basis that it uses to evaluate its performance internally. The Company has one business activity: trading of products such as sports and outdoors, clothing, shoes and accessories, seasonal décor and party supplies, toys and games and other products and operates as one operating segment. The Company’s chief operating decision-maker (“CODM”), its Chief Executive Officer, reviews its consolidated operating results for the purpose of allocating resources and evaluating financial performance. Refer to “Note 19 — Segment Reporting” and “Note 4 — Revenue” for the Company’s segment reporting and entity-wide disclosures, respectively

Deferred initial public offering (“IPO”) cost

Deferred initial public offering (“IPO”) cost

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, and the SEC filing and print related costs. During the years ended September 30, 2024 and 2025, the Company recorded a charge of HKD465,001 and HKD2,375,092 related to the IPO. As of September 30, 2024 and 2025, the Company had capitalized deferred IPO costs of HKD465,001 and HKD2,840,093 (US$365,008), respectively.

U.S. Tariff and Global Trade Impact

U.S. Tariff and Global Trade Impact

U.S. tariff policies, including measures previously implemented under the Trump administration, have increased the cost of imported goods sold to U.S. customers. Such tariffs may reduce the price competitiveness of non-U.S. suppliers, alter purchasing behavior among U.S. customers, and place downward pressure on exporters’ margins when increased costs cannot be fully passed through. In addition, tariff measures may disrupt global supply chains, increase compliance and logistics costs, and introduce uncertainty into cross-border trade relationships.

While the Company did not experience a material impact from newly imposed U.S. tariffs during the year ended September 30, 2025, future changes in U.S. trade policy, including the imposition or reintroduction of tariffs, could adversely affect market conditions, demand from U.S. customers, and, in turn, the Company’s results of operations and liquidity.

Recently Adopted or Issued Accounting Pronouncements

Recently Adopted or Issued Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In October 2023, the FASB issued ASU 2024-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2024-06 to have a material impact on its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures”, which primarily requires disaggregated disclosure of certain expense categories in the notes to the financial statements on an annual and interim basis. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.